STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

SPDR® S&P MIDCAP 400® ETF TRUST

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2024

"Standard & Poor's®," "S&P®," "SPDR®," "S&P MidCap 400®," "Standard & Poor's MidCap 400 IndexTM," "S&P MidCap400 IndexTM" and "Standard & Poor's MidCap 400 Depositary ReceiptsTM" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC ("S&P") and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR S&P MidCap 400 ETF Trust (the "Trust") is permitted to use these trademarks pursuant to a sublicense from State Street Advisors Funds Distributors, LLC. The Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P MidCap 400 ETF Trust
Trust Overview (unaudited)
September 30, 2024

INVESTMENT OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM (the "Index").

INVESTMENT STRATEGY:

The SPDR S&P MidCap 400 ETF Trust (the "Trust") holdings are comprised of the 400 stocks in the Index. The Trust is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the Index. To accomplish its investment objective, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the Index are owned by the Trust in their approximate market capitalization weight. This replication approach is intended to result in low expected tracking error of the Trust relative to the Index.

The Trust is not actively managed. Rather, the Trust attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Trust will hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Trust's return to be lower than if the Trust employed an active strategy.

While the Trust is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Trust's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio of all of the common stocks of the Index. In addition, it is possible that the Trust may not always fully replicate the performance of the Index due to the unavailability of certain component stocks of the Index in the secondary market or due to other extraordinary circumstances (e.g., if trading in a security has been halted).

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments
September 30, 2024

Common Stock	Shares	Value
Aaon, Inc.	536,659	$57,873,307
Abercrombie & Fitch Co., Class A*	407,876	57,061,852
Acadia Healthcare Co., Inc.*	741,184	46,998,477
Acuity Brands, Inc.	245,540	67,619,261
Advanced Drainage Systems, Inc.	563,037	88,486,895
AECOM	1,070,007	110,499,623
Affiliated Managers Group, Inc.	237,950	42,307,510
AGCO Corp.	494,455	48,387,366
Agree Realty Corp.	801,290	60,361,176
Alcoa Corp.	2,061,846	79,546,019
Allegro MicroSystems, Inc.*	1,240,532	28,904,396
ALLETE, Inc.	460,942	29,587,867
Ally Financial, Inc.	2,188,467	77,887,541
Altair Engineering, Inc., Class A*	474,303	45,300,680
Amedisys, Inc.*	260,448	25,135,836
American Airlines Group, Inc.*	5,241,243	58,911,571
American Financial Group, Inc.	575,895	77,515,467
American Homes 4 Rent, Class A	2,511,208	96,405,275
Amkor Technology, Inc.	904,574	27,679,964
Annaly Capital Management, Inc.	3,998,692	80,253,748
Antero Midstream Corp.	2,688,709	40,465,070
Antero Resources Corp.*	2,333,261	66,847,928
Appfolio, Inc., Class A*	183,630	43,226,502
Applied Industrial Technologies, Inc.	306,148	68,310,803
AptarGroup, Inc.	529,852	84,876,992
Aramark	2,102,622	81,434,550
Arcadium Lithium PLC*	8,582,897	24,461,256
Arrow Electronics, Inc.*	422,553	56,127,715
Arrowhead Pharmaceuticals, Inc.*	992,175	19,218,430
ASGN, Inc.*	357,555	33,334,853
Ashland, Inc.	389,735	33,895,253
Aspen Technology, Inc.*	212,035	50,638,199
Associated Banc-Corp.	1,185,143	25,527,980
Autoliv, Inc.	583,525	54,483,729
AutoNation, Inc.*	209,010	37,396,069
Avantor, Inc.*	5,425,895	140,367,904
Avient Corp.	728,781	36,672,260
Avis Budget Group, Inc.	136,629	11,967,334
Avnet, Inc.	703,234	38,192,639
Axalta Coating Systems Ltd.*	1,750,303	63,343,466

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
Azenta, Inc.*	390,405	$18,911,218
Bank OZK	842,185	36,205,533
Belden, Inc.	325,670	38,145,727
BellRing Brands, Inc.*	1,031,498	62,632,559
Berry Global Group, Inc.	914,638	62,177,091
BioMarin Pharmaceutical, Inc.*	1,519,472	106,803,687
Bio-Rad Laboratories, Inc., Class A*	152,823	51,131,519
BJ's Wholesale Club Holdings, Inc.*	1,059,168	87,360,177
Black Hills Corp.	556,668	34,023,548
Blackbaud, Inc.*	318,567	26,976,254
Boston Beer Co., Inc., Class A*	70,378	20,349,095
Boyd Gaming Corp.	549,278	35,510,823
Brighthouse Financial, Inc.*	484,902	21,835,137
Brink's Co.	352,271	40,736,618
Brixmor Property Group, Inc.	2,405,075	67,005,389
Bruker Corp.	882,059	60,914,995
Brunswick Corp.	528,535	44,301,804
Burlington Stores, Inc.*	503,793	132,739,380
BWX Technologies, Inc.	729,635	79,311,324
Cabot Corp.	437,558	48,905,858
CACI International, Inc., Class A*	178,003	89,813,194
Cadence Bank	1,455,998	46,373,536
Capri Holdings Ltd.*	940,090	39,897,420
Carlisle Cos., Inc.	368,066	165,537,683
Carlyle Group, Inc.	1,678,121	72,259,890
Carter's, Inc.	288,382	18,739,062
Casey's General Stores, Inc.	296,188	111,280,793
Celsius Holdings, Inc.*	1,246,302	39,084,031
ChampionX Corp.	1,520,406	45,840,241
Chart Industries, Inc.*	335,567	41,657,287
Chemed Corp.	120,116	72,186,113
Chemours Co.	1,191,344	24,208,110
Chesapeake Energy Corp.	1,647,913	135,540,844
Choice Hotels International, Inc.	180,876	23,568,143
Chord Energy Corp.	493,873	64,317,081
Churchill Downs, Inc.	585,951	79,226,435
Ciena Corp.*	1,146,929	70,639,357
Cirrus Logic, Inc.*	426,280	52,948,239
Civitas Resources, Inc.	722,149	36,591,290
Clean Harbors, Inc.*	404,923	97,873,938

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
Cleveland-Cliffs, Inc.*	3,735,490	$47,702,207
CNH Industrial NV	7,004,587	77,750,916
CNO Financial Group, Inc.	844,125	29,628,787
CNX Resources Corp.*	1,206,963	39,310,785
Coca-Cola Consolidated, Inc.	47,049	61,935,304
Cognex Corp.	1,368,773	55,435,306
Coherent Corp.*	1,223,508	108,782,096
Columbia Banking System, Inc.	1,671,896	43,653,205
Columbia Sportswear Co.	261,693	21,770,241
Comfort Systems USA, Inc.	283,841	110,797,334
Commerce Bancshares, Inc.	936,307	55,616,636
Commercial Metals Co.	917,767	50,440,474
CommVault Systems, Inc.*	348,879	53,675,034
Concentrix Corp.	375,409	19,239,711
COPT Defense Properties	897,247	27,213,502
Core & Main, Inc., Class A*	1,539,713	68,363,257
Coty, Inc., Class A*	2,909,060	27,316,073
Cousins Properties, Inc.	1,214,250	35,796,090
Crane Co.	388,115	61,430,842
Crane NXT Co.	392,105	21,997,090
Crocs, Inc.*	473,960	68,634,148
Crown Holdings, Inc.	951,319	91,212,466
CubeSmart	1,797,344	96,751,028
Cullen/Frost Bankers, Inc.	510,960	57,155,986
Curtiss-Wright Corp.	305,669	100,470,344
Cytokinetics, Inc.*	939,060	49,582,368
Darling Ingredients, Inc.*	1,269,192	47,163,175
DENTSPLY Sirona, Inc.	1,617,888	43,780,049
Dick's Sporting Goods, Inc.	462,267	96,475,123
Dolby Laboratories, Inc., Class A	476,290	36,450,474
Donaldson Co., Inc.	960,969	70,823,415
Doximity, Inc., Class A*	998,959	43,524,644
Dropbox, Inc., Class A*	1,893,540	48,152,722
DT Midstream, Inc.	775,064	60,966,534
Duolingo, Inc.*	298,790	84,264,756
Dynatrace, Inc.*	2,377,620	127,131,341
Eagle Materials, Inc.	268,318	77,181,673
East West Bancorp, Inc.	1,106,225	91,529,056
EastGroup Properties, Inc.	388,282	72,538,843
Elf Beauty, Inc.*	450,040	49,067,861

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
EMCOR Group, Inc.	372,376	$160,319,039
Encompass Health Corp.	803,102	77,611,777
EnerSys	321,201	32,778,562
Enovis Corp.*	445,754	19,189,710
Ensign Group, Inc.	452,562	65,087,467
Envista Holdings Corp.*	1,372,316	27,116,964
EPR Properties	604,339	29,636,785
Equitable Holdings, Inc.	2,552,040	107,262,241
Equity LifeStyle Properties, Inc.	1,488,625	106,198,508
Esab Corp.	453,448	48,206,057
Essent Group Ltd.	847,988	54,517,149
Essential Utilities, Inc.	2,009,490	77,506,029
Euronet Worldwide, Inc.*	336,956	33,436,144
Evercore, Inc., Class A	284,543	72,086,124
Exelixis, Inc.*	2,276,635	59,078,678
ExlService Holdings, Inc.*	1,288,195	49,144,639
Exponent, Inc.	404,891	46,675,834
Fabrinet*	288,478	68,207,738
Federated Hermes, Inc.	628,187	23,098,436
Fidelity National Financial, Inc.	2,073,395	128,674,894
First American Financial Corp.	821,163	54,204,970
First Financial Bankshares, Inc.	1,026,103	37,976,072
First Horizon Corp.	4,277,034	66,422,338
First Industrial Realty Trust, Inc.	1,056,231	59,127,811
FirstCash Holdings, Inc.	310,738	35,672,722
Five Below, Inc.*	439,529	38,832,387
Floor & Decor Holdings, Inc., Class A*	855,282	106,200,366
Flowers Foods, Inc.	1,563,145	36,061,755
Flowserve Corp.	1,048,514	54,197,689
Fluor Corp.*	1,367,073	65,223,053
FNB Corp.	2,869,785	40,492,666
Fortune Brands Innovations, Inc.	990,523	88,681,524
Frontier Communications Parent, Inc.*	1,765,515	62,728,748
FTI Consulting, Inc.*	281,590	64,078,620
GameStop Corp., Class A*	3,095,547	70,980,893
Gaming and Leisure Properties, Inc.	2,189,952	112,673,030
Gap, Inc.	1,766,145	38,943,497
GATX Corp.	284,128	37,632,754
Genpact Ltd.	1,308,300	51,298,443
Gentex Corp.	1,837,393	54,552,198

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
Glacier Bancorp, Inc.	905,021	$41,359,460
Globus Medical, Inc., Class A*	901,685	64,506,545
Goodyear Tire & Rubber Co.*	2,274,624	20,130,422
Graco, Inc.	1,348,261	117,986,320
Graham Holdings Co., Class B	27,423	22,534,028
Grand Canyon Education, Inc.*	231,836	32,885,937
Graphic Packaging Holding Co.	2,395,250	70,875,448
Greif, Inc., Class A	205,977	12,906,519
GXO Logistics, Inc.*	953,474	49,647,391
H&R Block, Inc.	1,114,119	70,802,262
Haemonetics Corp.*	408,459	32,831,934
Halozyme Therapeutics, Inc.*	1,011,034	57,871,586
Hamilton Lane, Inc., Class A	323,499	54,473,997
Hancock Whitney Corp.	689,139	35,263,243
Hanover Insurance Group, Inc.	287,193	42,536,155
Harley-Davidson, Inc.	945,437	36,427,688
Healthcare Realty Trust, Inc., Class A	2,897,391	52,587,647
HealthEquity, Inc.*	694,447	56,840,487
Hexcel Corp.	652,442	40,340,489
HF Sinclair Corp.	1,294,492	57,695,508
Hilton Grand Vacations, Inc.*	510,346	18,535,767
Home BancShares, Inc.	1,482,129	40,150,875
Houlihan Lokey, Inc.	423,958	66,993,843
Hyatt Hotels Corp., Class A	358,584	54,576,485
IDACORP, Inc., Class Rights	425,027	43,816,033
Illumina, Inc.*	1,271,395	165,802,622
Independence Realty Trust, Inc.	1,793,505	36,766,853
Ingredion, Inc.	519,261	71,362,039
Insperity, Inc.	284,615	25,046,120
Interactive Brokers Group, Inc., Class A	868,635	121,052,974
International Bancshares Corp.	426,871	25,522,617
IPG Photonics Corp.*	218,843	16,264,412
Iridium Communications, Inc.	944,831	28,770,104
ITT, Inc.	652,059	97,489,341
Janus Henderson Group PLC	1,016,884	38,712,774
Jazz Pharmaceuticals PLC*	492,867	54,910,312
Jefferies Financial Group, Inc.	1,295,641	79,746,704
Jones Lang LaSalle, Inc.*	378,817	102,208,615
KB Home	575,280	49,295,743
KBR, Inc.	1,061,890	69,160,896

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
Kemper Corp.	483,346	$29,604,943
Kilroy Realty Corp.	843,183	32,631,182
Kinsale Capital Group, Inc.	176,559	82,200,574
Kirby Corp.*	462,108	56,575,882
Kite Realty Group Trust	1,753,088	46,562,017
Knife River Corp.*	451,836	40,389,620
Knight-Swift Transportation Holdings, Inc.	1,291,858	69,695,739
Kyndryl Holdings, Inc.*	1,845,294	42,404,856
Lamar Advertising Co., Class A	701,398	93,706,773
Lancaster Colony Corp.	153,788	27,154,347
Landstar System, Inc.	282,955	53,441,711
Lantheus Holdings, Inc.*	554,138	60,816,646
Lattice Semiconductor Corp.*	1,099,577	58,354,551
Lear Corp.	448,995	49,007,804
Lennox International, Inc.	255,963	154,675,881
Light & Wonder, Inc.*	708,118	64,247,546
Lincoln Electric Holdings, Inc.	452,331	86,856,599
Lithia Motors, Inc.	213,416	67,789,458
Littelfuse, Inc.	197,836	52,475,999
LivaNova PLC*	433,360	22,768,734
Louisiana-Pacific Corp.	499,188	53,642,742
Lumentum Holdings, Inc.*	541,919	34,346,826
MACOM Technology Solutions Holdings, Inc.*	460,934	51,283,517
Macy's, Inc.	2,206,073	34,613,285
Manhattan Associates, Inc.*	488,813	137,542,202
ManpowerGroup, Inc.	378,689	27,841,215
Marriott Vacations Worldwide Corp.	257,408	18,914,340
Masimo Corp.*	352,399	46,985,359
MasTec, Inc.*	491,159	60,461,673
Matador Resources Co.	926,442	45,784,764
Mattel, Inc.*	2,712,788	51,678,611
Maximus, Inc.	480,281	44,742,978
MDU Resources Group, Inc.	1,627,258	44,603,142
Medpace Holdings, Inc.*	202,896	67,726,685
MGIC Investment Corp.	2,068,981	52,965,914
Middleby Corp.*	429,146	59,707,083
MKS Instruments, Inc.	537,035	58,381,075
Morningstar, Inc.	215,403	68,739,405
MSA Safety, Inc.	314,082	55,699,302

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
MSC Industrial Direct Co., Inc., Class A	358,337	$30,838,482
Murphy Oil Corp.	1,131,996	38,193,545
Murphy USA, Inc.	148,832	73,354,828
National Fuel Gas Co.	729,133	44,192,751
National Storage Affiliates Trust	557,650	26,878,730
Neogen Corp.*	1,573,816	26,455,847
Neurocrine Biosciences, Inc.*	805,903	92,856,144
New Jersey Resources Corp.	791,473	37,357,526
New York Community Bancorp, Inc.	2,378,713	26,712,947
New York Times Co., Class A	1,304,508	72,621,960
NewMarket Corp.	61,255	33,806,022
Nexstar Media Group, Inc.	242,012	40,016,684
Nextracker, Inc., Class A*	1,144,806	42,907,329
NNN REIT, Inc.	1,465,815	71,077,369
Nordstrom, Inc.	770,603	17,330,861
Northwestern Energy Group, Inc.	489,244	27,994,542
NOV, Inc.	3,142,229	50,181,397
Novanta, Inc.*	286,555	51,270,421
nVent Electric PLC	1,326,584	93,205,792
OGE Energy Corp.	1,603,147	65,761,090
Old National Bancorp	2,545,743	47,503,564
Old Republic International Corp.	1,898,026	67,228,081
Olin Corp.	937,783	44,994,828
Ollie's Bargain Outlet Holdings, Inc.*	488,501	47,482,297
Omega Healthcare Investors, Inc.	2,057,848	83,754,414
ONE Gas, Inc.	452,163	33,649,970
Onto Innovation, Inc.*	394,140	81,807,698
Option Care Health, Inc.*	1,364,966	42,723,436
Ormat Technologies, Inc.	429,409	33,038,728
Oshkosh Corp.	519,460	52,055,087
Ovintiv, Inc.	2,107,427	80,735,528
Owens Corning	693,944	122,494,995
Park Hotels & Resorts, Inc.	1,667,395	23,510,270
Parsons Corp.*	372,887	38,660,924
Paylocity Holding Corp.*	345,918	57,066,092
PBF Energy, Inc., Class A	794,745	24,597,358
Penske Automotive Group, Inc.	149,215	24,235,500
Penumbra, Inc.*	310,019	60,239,792
Performance Food Group Co.*	1,243,740	97,471,904
Permian Resources Corp.	5,064,812	68,932,091

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
Perrigo Co. PLC	1,088,746	$28,557,808
Pilgrim's Pride Corp.*	321,728	14,815,574
Pinnacle Financial Partners, Inc.	610,732	59,833,414
Planet Fitness, Inc., Class A*	675,036	54,826,424
PNM Resources, Inc.	721,989	31,601,459
Polaris, Inc.	418,235	34,813,881
Portland General Electric Co.	822,592	39,402,157
Post Holdings, Inc.*	377,723	43,721,437
PotlatchDeltic Corp.	573,133	25,819,642
Power Integrations, Inc.	453,560	29,082,267
Primerica, Inc.	269,986	71,586,788
Prosperity Bancshares, Inc.	760,291	54,794,172
Pure Storage, Inc., Class A*	2,465,947	123,889,177
PVH Corp.	445,810	44,951,022
Qualys, Inc.*	293,794	37,740,777
R1 RCM, Inc.*	1,246,494	17,662,820
Rambus, Inc.*	859,409	36,284,248
Range Resources Corp.	1,932,145	59,432,780
Rayonier, Inc.	1,070,127	34,436,687
RB Global, Inc.	1,470,556	118,365,052
RBC Bearings, Inc.*	231,900	69,426,222
Regal Rexnord Corp.	531,073	88,094,389
Reinsurance Group of America, Inc.	525,622	114,517,265
Reliance Steel & Aluminum Co.	439,090	126,989,219
RenaissanceRe Holdings Ltd.	416,264	113,390,314
Repligen Corp.*	415,705	61,865,218
Rexford Industrial Realty, Inc.	1,748,323	87,958,130
RH*	119,238	39,876,764
RLI Corp.	332,247	51,491,640
Roivant Sciences Ltd.*	3,482,313	40,185,892
Royal Gold, Inc.	524,688	73,613,726
RPM International, Inc.	1,027,946	124,381,466
Ryan Specialty Holdings, Inc.	816,462	54,204,912
Ryder System, Inc.	345,447	50,366,173
Sabra Health Care REIT, Inc.	1,869,693	34,794,987
Saia, Inc.*	212,218	92,794,443
Sarepta Therapeutics, Inc.*	761,129	95,057,401
Science Applications International Corp.	408,882	56,944,996
Scotts Miracle-Gro Co.	340,124	29,488,751
SEI Investments Co.	787,890	54,514,109

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
Selective Insurance Group, Inc.	485,516	$45,298,643
Sensata Technologies Holding PLC	1,204,816	43,204,702
Service Corp. International	1,162,149	91,728,421
Silgan Holdings, Inc.	647,685	34,003,463
Silicon Laboratories, Inc.*	257,703	29,782,736
Simpson Manufacturing Co., Inc.	336,509	64,364,076
Skechers U.S.A., Inc., Class A*	1,057,844	70,790,920
SLM Corp.	1,735,586	39,692,852
Sonoco Products Co.	784,210	42,841,392
Sotera Health Co.*	1,220,603	20,384,070
SouthState Corp.	608,202	59,105,070
Southwest Gas Holdings, Inc.	480,480	35,440,205
Spire, Inc.	460,895	31,013,625
Sprouts Farmers Market, Inc.*	799,151	88,234,262
STAG Industrial, Inc.	1,453,444	56,815,126
Starwood Property Trust, Inc.	2,533,914	51,641,167
Stericycle, Inc.*	740,937	45,197,157
Stifel Financial Corp.	818,170	76,826,163
Synaptics, Inc.*	315,239	24,456,242
Synovus Financial Corp.	1,149,060	51,098,698
Taylor Morrison Home Corp.*	831,969	58,454,142
TD SYNNEX Corp.	607,037	72,893,003
Tempur Sealy International, Inc.	1,385,916	75,671,014
Tenet Healthcare Corp.*	764,768	127,104,442
Teradata Corp.*	766,987	23,270,386
Terex Corp.	533,938	28,250,660
Tetra Tech, Inc.	2,134,834	100,678,771
Texas Capital Bancshares, Inc.*	368,704	26,347,588
Texas Pacific Land Corp.	150,397	133,062,242
Texas Roadhouse, Inc.	532,158	93,979,103
Thor Industries, Inc.	424,580	46,657,096
Timken Co.	509,380	42,935,640
TKO Group Holdings, Inc.*	530,259	65,598,341
Toll Brothers, Inc.	819,263	126,567,941
TopBuild Corp.*	239,282	97,342,310
Toro Co.	829,032	71,901,945
Travel + Leisure Co.	556,780	25,656,422
Trex Co., Inc.*	867,605	57,765,141
UFP Industries, Inc.	486,203	63,794,696
UGI Corp.	1,713,462	42,870,819

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
UMB Financial Corp.	354,035	$37,212,619
Under Armour, Inc., Class A*	1,507,014	13,427,495
Under Armour, Inc., Class C*	1,033,493	8,640,001
United Bankshares, Inc.	1,076,647	39,943,604
United States Steel Corp.	1,785,619	63,085,919
United Therapeutics Corp.*	355,089	127,246,143
Universal Display Corp.	352,192	73,925,101
Unum Group	1,364,064	81,079,964
US Foods Holding Corp.*	1,951,850	120,038,775
Vail Resorts, Inc.	300,282	52,336,150
Valaris Ltd.*	531,687	29,641,550
Valley National Bancorp	3,413,899	30,929,925
Valmont Industries, Inc.	160,948	46,666,873
Valvoline, Inc.*	1,028,497	43,042,599
Viper Energy, Inc.	809,662	36,523,853
Vishay Intertechnology, Inc.	905,444	17,121,946
Visteon Corp.*	220,335	20,984,705
Vontier Corp.	1,226,700	41,388,858
Vornado Realty Trust	1,322,634	52,111,780
Voya Financial, Inc.	784,729	62,166,231
Warner Music Group Corp., Class A	1,130,161	35,374,039
Watsco, Inc.	277,656	136,573,433
Watts Water Technologies, Inc., Class A	218,667	45,305,616
Weatherford International PLC	583,884	49,583,429
Webster Financial Corp.	1,368,174	63,770,590
Wendy's Co.	1,362,571	23,872,244
WESCO International, Inc.	357,036	59,974,907
Western Alliance Bancorp	870,630	75,300,789
Western Union Co.	2,695,860	32,161,610
Westlake Corp.	266,825	40,101,129
WEX, Inc.*	327,897	68,769,838
Whirlpool Corp.	438,116	46,878,412
Williams-Sonoma, Inc.	1,026,502	159,025,690
Wingstop, Inc.	233,879	97,312,374
Wintrust Financial Corp.	530,745	57,601,755
Woodward, Inc.	476,147	81,663,972
Wp Carey, Inc.	1,746,647	108,816,108
Wyndham Hotels & Resorts, Inc.	630,350	49,255,549
XPO, Inc.*	928,948	99,871,199
YETI Holdings, Inc.*	675,619	27,720,648

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Common Stock	Shares	Value
Zions Bancorp NA	1,178,790	$55,662,464
ZoomInfo Technologies, Inc.*	2,303,124	23,768,240
Total Investments (Cost $22,490,722,958)		$23,232,676,813

*  Non-income producing security for the year ended September 30, 2024.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of net assets, are as follows:

Industry Classification	Value	Percentage
Real Estate Investment Trusts (REITs)	$1,763,830,065	7.55%
Retail	1,522,654,148	6.52%
Banks	1,302,353,455	5.58%
Insurance	1,279,743,836	5.48%
Oil & Gas	966,790,576	4.14%
Commercial Services	844,349,898	3.62%
Diversified Financial Services	841,720,866	3.60%
Building Materials	825,466,797	3.53%
Biotechnology	771,978,326	3.31%
Machinery - Diversified	750,277,231	3.21%
Software	726,710,669	3.11%
Computers	693,479,650	2.97%
Healthcare - Products	686,750,914	2.94%
Engineering & Construction	651,318,867	2.79%
Electronics	595,488,051	2.55%
Healthcare - Services	559,075,354	2.39%
Food	498,860,094	2.14%
Semiconductors	495,229,345	2.12%
Chemicals	474,769,648	2.03%
Transportation	422,745,147	1.81%
Miscellaneous Manufacturing	402,058,178	1.72%
Packaging & Containers	398,893,370	1.71%
Electrical Components & Equipment	316,215,070	1.35%
Entertainment	315,696,851	1.35%
Electric	305,225,424	1.31%
Iron / Steel	288,217,820	1.23%
Apparel	286,850,309	1.23%
Home Builders	280,974,922	1.20%
Distribution / Wholesale	264,911,598	1.13%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Schedule of Investments (continued)
September 30, 2024

Industry Classification	Value	Percentage
Pharmaceuticals	$253,122,451	1.08%
Metal Fabricate / Hardware	247,515,630	1.06%
Environmental Control	243,749,867	1.04%
Hand / Machine Tools	230,650,290	0.99%
Gas	224,524,896	0.96%
Lodging	207,103,188	0.89%
Auto Parts & Equipment	199,158,860	0.85%
Leisure Time	198,090,444	0.85%
Telecommunications	162,138,209	0.69%
Machinery - Construction & Mining	159,617,071	0.68%
Home Furnishings	158,999,899	0.68%
Mining	153,159,745	0.66%
Aerospace / Defense	140,810,832	0.60%
Beverages	121,368,429	0.52%
Media	112,638,645	0.48%
Cosmetics / Personal Care	104,941,742	0.45%
Real Estate	102,208,615	0.44%
Pipelines	101,431,605	0.43%
Oil & Gas Services	96,021,638	0.41%
Food Service	81,434,550	0.35%
Water	77,506,029	0.33%
Private Equity	72,259,890	0.31%
Airlines	58,911,571	0.25%
Toys / Games / Hobbies	51,678,611	0.22%
Agriculture	47,163,175	0.20%
Trucking & Leasing	37,632,754	0.16%
Housewares	29,488,751	0.13%
Savings & Loans	26,712,947	0.12%
Total Investments	23,232,676,813	99.45%
Other Assets in Excess of Liabilities	127,532,534	0.55%
Net Assets	$23,360,209,347	100.00%

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statement of Assets and Liabilities

September 30, 2024
Assets:
Investments in securities of unaffiliated issuers, at value (cost $22,490,722,958)	$23,232,676,813
Cash	183,203,052
Receivable from securities sold	127,567,866
Dividend receivable	20,021,913
Total Assets	$23,563,469,644
Liabilities:
Payable for securities purchased	$127,182,991
Distribution payable	65,429,955
Payable to Sponsor	5,837,620
License fee payable	2,518,178
Accrued Trustee fees	1,858,500
Other accrued expenses	433,053
Total Liabilities	203,260,297
Net Assets	$23,360,209,347
Net assets presented by:
Interest in Unitholders (40,991,298 units of fractional undivided interest (Units) outstanding; unlimited units authorized)
Paid-in capital	$24,468,019,704
Total distributable earnings (loss)	(1,107,810,357)
Net Assets	$23,360,209,347
Units of beneficial interest outstanding, no par value, unlimited Units authorized:	40,991,298
Net asset value per Unit:	$569.88

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Operations

	Year Ended September 30,
	2024	2023	2022
Investment Income
Dividend income from unaffiliated issuers	$322,054,440	$285,829,956	$291,905,282
Expenses:
Trustee fees and expenses	21,095,564	19,112,871	19,756,646
Printing and distribution expenses	21,005,721	19,092,871	19,038,640
License fees	6,182,295	5,643,861	5,836,994
Legal fees	190,282	326,028	200,002
Audit fees	118,032	119,261	108,500
Other fees and expenses	108,395	122,068	138,948
Total expenses	48,700,289	44,416,960	45,079,730
Net Investment Income	$273,354,151	$241,412,996	$246,825,552
Realized and unrealized gains (losses) on investments of unaffiliated issuers:
Net realized losses from investments	$(272,734,775)	$(1,162,363,963)	$(334,277,939)
Net realized gains from in-kind redemptions	1,823,816,345	911,678,972	2,377,610,736
Net realized gains (losses)	1,551,081,570	(250,684,991)	2,043,332,797
Net increase (decrease) in unrealized appreciation (depreciation) on investments	2,957,472,593	2,453,890,747	(5,277,362,865)
Net realized and unrealized gains (losses) on investments	4,508,554,163	2,203,205,756	(3,234,030,068)
Net increase (decrease) in net assets resulting from operations	$4,781,908,314	$2,444,618,752	$(2,987,204,516)

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023	2022
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$273,354,151	$241,412,996	$246,825,552
Net realized gains (losses)	1,551,081,570	(250,684,991)	2,043,332,797
Net increase (decrease) in unrealized appreciation (depreciation)	2,957,472,593	2,453,890,747	(5,277,362,865)
Net increase (decrease) in net assets resulting from operations	4,781,908,314	2,444,618,752	(2,987,204,516)
Net equalization credits and charges (Note 2)	1,311,096	305,580	1,077,053
Distributions to Unitholders	(262,269,938)	(241,827,408)	(241,081,821)
Unitholder Transactions:
Proceeds from subscriptions of Units	11,932,029,906	9,666,580,677	15,736,264,452
Less: Redemptions of Units	(11,770,206,476)	(9,125,636,041)	(16,790,162,765)
Net income equalization (Note 2)	(1,311,096)	(305,580)	(1,077,053)
Increase (decrease) in net assets due to Unitholder transactions	160,512,334	540,639,056	(1,054,975,366)
Total increase (decrease)	4,681,461,806	2,743,735,980	(4,282,184,650)
Net Assets
Beginning of year	18,678,747,541	15,935,011,561	20,217,196,211
End of year	$23,360,209,347	$18,678,747,541	$15,935,011,561

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Financial Highlights

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$456.79	$401.73	$480.89	$339.02	$352.30
Investment Operations:
Net investment income(1)	6.81	5.91	6.00	5.07	4.57
Net realized and unrealized gain (loss) on investments	112.80	55.07	(79.32)	141.71	(12.96)
Total from investment operations	119.61	60.98	(73.32)	146.78	(8.39)
Net equalization credits and charges(1)	0.03	0.01	0.03	(0.00)	(0.18)
Less Distributions from:
Net investment income	(6.55)	(5.93)	(5.87)	(4.91)	(4.71)
Net asset value, end of year	$569.88	$456.79	$401.73	$480.89	$339.02
Total investment return(2)	26.28%	15.14%	(15.35)%	43.35%	(2.43)%
Ratios and Supplemental Data
Net assets, end of year (000's omitted)	$23,360,209	$18,678,748	$15,935,012	$20,217,196	$14,481,420
Ratio to average net assets:
Ratio of expenses to average net assets	0.23%	0.24%	0.23%	0.22%	0.23	%(3)
Ratio of net investment income to average net assets	1.32%	1.28%	1.27%	1.11%	1.35	%(3)
Portfolio turnover rate(4)	20.43%	20.07%	17.45%	20.91%	20.78%

(1)  Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.

(2)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. It excludes the offset of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling Units of the Trust in the secondary market.

(3)  Net of voluntary fee reduction by the Trustee, if any. The voluntary fee reduction ceased on January 31, 2020. Before voluntary fee reduction by the Trustee, the net investment income and expenses to average net assets ratios would have been 1.35% and 0.23% for the year ended September 30, 2020.

(4)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of Units.

The accompanying notes are an integral part of these financial statements.

SPDR S&P MidCap 400 ETF Trust
Notes to Financial Statements
September 30, 2024

Note 1 — Organization

SPDR® S&P MidCap 400® ETF Trust (the "Trust") is a unit investment trust that issues securities called "Units." The Trust is organized under New York law and is governed by a trust agreement between The Bank of New York Mellon (formerly, The Bank of New York) (the "Trustee") and PDR Services LLC (the "Sponsor"), dated and executed as of April 27, 1995, as amended (the "Trust Agreement"). The Trust is an investment company registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange under the symbol "MDY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). Units represent an undivided ownership interest in a portfolio of all of the common stocks of the Standard & Poor's MidCap 400 IndexTM (the "Index").

The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. ("ICE"). ICE is a publicly-traded entity, trading on the New York Stock Exchange under the symbol "ICE."

Note 2 — Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of the Trust's financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation - Trust securities are generally valued based on the closing sale price on that day (unless the Trustee deems such price inappropriate as a basis for evaluation) on the exchange deemed to be the principal market for the security or, if there is no such appropriate closing sale price on such exchange, at the closing bid price (unless the Trustee deems such price inappropriate as a basis for evaluation). If the securities are not listed or, if so listed and the principal market for the securities is other than on such exchange or there is no such closing bid price available, such evaluation shall generally be made by the Trustee in good faith based on the closing price on the over-the-counter market (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, (a) on current bid prices, (b) if bid prices are not available, on the basis of current bid prices for comparable securities, (c) by the Trustee's appraising the value of the securities in good faith on the bid side of the market or (d) by any combination thereof.

The Trust follows the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

The guidance establishes three levels of inputs that may be used to measure fair value:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Trust's assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investment in Securities
Common Stocks	$23,232,676,813	$—	$—	$23,232,676,813
Total	$23,232,676,813	$—	$—	$23,232,676,813

Investment Risk - The Trust's investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that those changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security's issuer was in financial trouble unless that security was removed from the Index.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts ("REITs"). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust's policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee's estimates of such re-designations for which actual information has not yet been reported.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually, unless offset by available capital loss carryforwards.

Equalization - The Trust follows the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

U.S. Federal Income Tax - For U.S. federal income tax purposes, the Trust has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (a "RIC"), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to the holder of its Units ("Unitholders"), provided that it distributes on a timely basis at least 90% of its "investment company taxable income" determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided the Trust distributes during each calendar year substantially all of its ordinary income and capital gains, the Trust will not be subject to U.S. federal excise tax.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more likely than not threshold would be recorded as a tax expense in the current year. The Trustee has reviewed the Trust's tax positions for the tax years subject to audit as of September 30, 2024, and has determined that no provision for income taxes is necessary for the year ended September 30, 2024. The tax returns of the Trust's 2021, 2022 and 2023 tax years and the year ended September 30, 2024 remain subject to audit. The Trust has not recognized any tax liabilities relating to the Trust's tax positions considered to be uncertain tax positions for the current year or prior years.

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust's accounting records from which it produces the Trust's financial statements, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of large blocks of 25,000 Units (known as "Creation Units"), and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index. For these services, the Trustee receives a fee based on the following annual rates:

Net Asset Value of the Trust	Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000*	0.14% per annum
$500,000,001-$1,000,000,000*	0.12% per annum
$1,000,000,001-$30,000,000,000*	0.10% per annum
$30,000,000,001 and above*	0.08% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated. Prior to the Trustee and the Sponsor amending the Trust Agreement effective February 1, 2020, the fee was 0.10% per annum for net asset value of $1,000,000,001 and above.

The Trustee voluntarily agreed to reduce its fee for the year ended September 30, 2020 as disclosed in the Financial Highlights. The amount of the reduction equals the daily Federal Funds Rate, as published in the Wall Street Journal, multiplied by the daily balance of the Trust's cash account, reduced by the amount of reserves for that account required by the Federal Reserve Board of Governors. The voluntary fee reduction ceased on January 31, 2020.

In accordance with the Trust Agreement and under the terms of the exemptive order issued by the SEC, dated January 18, 1995, the Sponsor is reimbursed by the Trust for certain expenses, to the extent such expenses do not exceed 0.30% per annum of the daily net asset value of the Trust as calculated by the Trustee. The expenses reimbursed to the Sponsor for the years ended September 30, 2024, 2023 and 2022 did not exceed 0.30% per annum. The Trust reimbursed the Sponsor for $205,517, $279,391, and $186,736 of legal fees for the years ended September 30, 2024, 2023, and 2022, respectively, which are included in Legal fees on the Statements of Operations.

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000.

The Sponsor will not seek reimbursement for such payment from the Trust without obtaining prior exemptive relief from the SEC.

Note 4 — Trust Transactions in Units

Transactions in Trust Units were as follows:

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Units	Amount	Units	Amount
Units sold	23,000,071	$11,932,029,906	21,050,071	$9,666,580,677
Dividend reinvestment Units issued	—	—	—	—
Units redeemed	(22,900,003)	(11,770,206,476)	(19,825,001)	(9,125,636,041)
Net increase	100,068	$161,823,430	1,225,070	$540,944,636

	Year Ended September 30, 2022
	Units	Amount
Units sold	32,950,062	$15,736,264,452
Dividend reinvestment Units issued	—	—
Units redeemed	(35,325,000)	(16,790,162,765)
Net decrease	(2,374,938)	$(1,053,898,313)

Except under the Trust's dividend reinvestment plan, Units are issued and redeemed by the Trust for authorized participants only in Creation Units. Such transactions are permitted only on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the net asset value per Unit of the Trust on the transaction date. The transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the "Transaction Fee") is non-refundable, regardless of the net asset value of the Trust. The Transaction Fee is the lesser of $3,000 or 0.20% (20 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit may be charged per Creation Unit per day. During the year ended September 30, 2024, the Trustee earned $1,071,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive the transaction fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the years ended September 30, 2024, 2023 and 2022.

At September 30, 2024, the Trustee and its affiliates held $1,401,832,425 or 6.00% of fractional undivided interest in the Trust.

Note 5 — Investment Transactions

For the year ended September 30, 2024, the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $11,909,401,155, $11,751,895,188, $4,256,779,847, and $4,251,228,278, respectively.

Note 6 — U.S. Federal Income Tax Status

The following details the distributions and net distributable earnings as of September 30, 2024. The components of distributable earnings for tax purposes differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, distribution payable, and amortization of license fees.

The tax composition of dividends paid during the years ending September 30, 2024, September 30, 2023 and September 30, 2022, in the amounts disclosed on the statements of changes in net assets, was ordinary income.

At September 30, 2024, the Trust's cost of investments for federal income tax purposes and unrealized appreciation (depreciation) was as follows:

Cost of investments for federal income tax purposes	$22,796,057,687
Gross unrealized appreciation	$2,554,860,686
Gross unrealized depreciation	(2,118,241,560)
Net unrealized appreciation	$436,619,126
Distributable earnings, ordinary income	$71,683,627
Short-term capital loss carryforwards (no expiration):	$—
Long-term capital loss carryforwards (no expiration):	$1,512,531,574

The Trust utilized $90,800,004 of capital loss carryforwards during the year ended September 30, 2024. To the extent that capital loss carryforwards are used to offset future capital gains, it is probable that the offset gains will not be distributed to Unitholders.

As of September 30, 2024, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions. To reflect reclassifications arising from these differences, total distributable earnings (loss) were decreased by $1,443,441,790 and paid-in capital was increased by $1,443,441,790.

Note 7 — Representations and Indemnifications

In the normal course of business, the Trustee or the Sponsor, on behalf of the Trust, may enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims which may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 — Related Party Transactions

The Trustee used BNY Mellon Capital Markets, LLC ("BNYMellon CM"), an indirect-wholly-owned subsidiary of The Bank of New York Mellon Corporation, and an affiliate of the Trustee, to execute some brokerage transactions for the Trust. During the fiscal years ended September 30, 2024, 2023 and 2022, the Trust paid $1,449,445, $1,422,213 and $1,170,688 in commissions to BNYMellon CM, respectively.

Note 9 — License Agreement and Distribution Expenses

A license agreement between State Street Global Advisors Funds Distributors, LLC ("SSGA FD") and S&P Dow Jones Indices LLC ("S&P") (the "License Agreement") grants SSGA FD a license to use the Index as a basis for determining the composition of the portfolio of all the common stocks of the Index. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (the principal listing U.S. exchange for the Trust) have each received a sublicense from SSGA FD for the use of the Index and such trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of Units.

Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended beyond such date without the consent of any of the owners of Units.

In addition, the following distribution expenses are or may be charged to the Trust: (a) reimbursement to the Sponsor of amounts paid by it to S&P in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Units; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Units and the Trust (including, but not limited to, associated legal, consulting, advertising, and marketing costs and other out-of-pocket expenses such as printing). With respect to the marketing expenses described in item (c) above, the Sponsor has entered into an agreement with SSGA FD, pursuant to which SSGA FD has agreed to market and promote the Trust. SSGA FD is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Pursuant to the provisions of the exemptive order, the expenses set forth in this paragraph may be charged to the Trust by the Trustee in an amount equal to the actual costs incurred, but in no case shall such charges exceed 0.30% per annum of the daily net asset value of the Trust. These distribution expenses are presented on the Trust's Statements of Operations.

Note 10 — Equity Investing and Market Risk

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust's net asset value. For example, conflict, loss of life and disaster connected to ongoing armed conflicts between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on their respective regions, including significant adverse effects on the regional or global economies and the markets for certain securities. Russia's large-scale invasion of Ukraine has resulted in sanctions against Russian governmental institutions, Russian entities, and Russian individuals that may result in the devaluation of Russian currency; a downgrade in the country's credit rating; a freeze of Russian foreign assets; and a decline in the value and liquidity of Russian securities, properties, or interests. These Russian-related sanctions as well as the potential for military escalation and other corresponding events in Europe and the Middle East, and the resulting disruption of the Russian and Israeli economies, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Trust, even if the Trust does not have direct exposure to securities of Russian or Israeli issuers.

An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of the common stocks that are actually held by the Trust and make up the Trust's portfolio ("Portfolio Securities") may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of the common stocks that are included in the Index and the Portfolio Securities change from time to time.

The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the portfolio unless such issuer is removed from the Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease, such as COVID-19, or other public health issues.

Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the portfolio will fluctuate over the entire life of the Trust.

There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities, and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.

Note 11 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events of the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustments or additional disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of SPDR S&P MidCap 400 ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P MidCap 400 ETF Trust (the "Trust") as of September 30, 2024, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2024, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Trust's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 25, 2024

We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

TAX INFORMATION
(Unaudited)

For U.S. federal income tax purposes, the percentage of Trust dividend distributions that qualify for the corporate dividends received deduction for the fiscal year ended September 30, 2024 is 92.68%.

For the fiscal year ended September 30, 2024, all dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2024
(Unaudited)

Total Trust Assets:	$23,563,469,644
Trust Net Assets:	$23,360,209,347
Number of Units:	40,991,298
Fractional Undivided Interest in Trust Represented by each Unit:	1/40,991,298
Record Date:	Quarterly, on the first (1st) Business Day after the third Friday in each of March, June, September and December.
Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.
Trustee's Annual Fee:*	From 0.08% to 0.14%, based on the net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.
Estimated Ordinary Operating Expenses of the Trust:	0.23% (inclusive of Trustee's annual fee)
Net Asset Value per Unit (based on the value of the securities, other net assets of the Trust and number of Units outstanding):	$569.88
Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange LLC (ordinarily 4:00 p.m. New York time).
Licensor:	Standard & Poor's Financial Services LLC, a division of The McGraw-Hill Companies, Inc.
Mandatory Termination Date:**

The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Trust Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	The Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The voluntary fee reduction ceased on January 31, 2020. In addition, effective February 1, 2020, the Trustee and the Sponsor have amended the Trust Agreement to provide that the Trustee's fee equals 0.08% per annum for net asset value of $30,000,000,001 and above.

**  The Trust Agreement became effective and the initial deposit was made on April 27, 1995.

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2024

SPDR S&P MidCap 400 ETF Trust
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2024

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	5	0.40%
Between zero and 0.25%	753	59.86%
Bid/Ask Price Equal to NAV	3	0.24%
Between zero and -0.25%	491	39.03%
Less than -0.25%	6	0.48%
Total:	1,258	100.00%

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/24 (Unaudited)

Cumulative Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	26.28%	72.08%	159.60%	2,227.93%
Return Based on Bid/Ask Price	26.27%	71.93%	159.57%	2,227.03%
S&P MidCap 400 Index	26.79%	74.49%	167.03%	2,463.55%

Annualized Total Return

	1 Year	5 Year	10 Year	Since Inception
SPDR S&P MidCap 400 ETF Trust
Return Based on NAV	26.28%	11.47%	10.01%	11.29%
Return Based on Bid/Ask Price	26.27%	11.45%	10.01%	11.29%
S&P MidCap 400 Index	26.79%	11.78%	10.32%	11.65%

(1)  Currently, the Bid/Ask Price is the midpoint of the NYSE Arca Bid/Ask price at the time the Trust's NAV was calculated, ordinarily 4:00 p.m.

(2)  The Cumulative and Annualized Total Return for the Trust and the Index are calculated from the Trust's inception date of April 27, 1995.

SPDR S&P MidCap 400 ETF Trust
(Unaudited)

Sponsor

PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
101 Seaport Boulevard
Suite 500
Boston, MA 02210

Legal Counsel

Davis Polk & Wardwell LLP
450 Lexington Avenue
New York, NY 10017